PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 86,237	$ 77,263
Less: Accumulated depreciation	55,775	51,526
Depreciated cost	30,462	25,737
Depreciation expenses	4,718	3,960	$ 4,238
Restructuring expense	1,755
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	18,031	15,762
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	63,875	57,245
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	302	313
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,906	1,895
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,123	$ 2,048
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Acceleration of amortization	1,200
Impairment charges	1,800
OEM [Member]
Property, Plant and Equipment [Line Items]
Restructuring expense	$ 600